Consolidated Statements of Convertible Redeemable Preferred Stock and Stockholders' Deficit (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance Beginning, Amount at Dec. 31, 2012	$ 7,000	$ 42,000	$ (95,000)
Balance Beginning, Shares at Dec. 31, 2012	7,400,000
Repurchase of common stock (in shares)	(375,000)
Stock-based compensation		58,000
Issuance of convertible notes payable with beneficial conversion feature		206,000
Net and comprehensive loss			(1,588,000)
Balance Ending, Amount at Dec. 31, 2013	7,000	306,000	(1,683,000)
Balance Ending, Shares at Dec. 31, 2013	7,025,000
Interest on preferred stock		(159,000)
Accretion of stock issuance costs		(163,000)
Stock-based compensation		1,193,000
Thompson Designs, Inc. common stock assumed in conjunction with Share Exchange	2,000	(2,000)
Thompson Designs, Inc. common stock assumed in conjunction with Share Exchange (in shares)	2,000,000
Issuance of convertible notes payable with beneficial conversion feature		204,000
Issuance of common stock due to exercise of options and release of awards	1,000	98,000
Issuance of common stock due to exercise of options and release of awards (in shares)	824,310
Issuance of warrants to non-employees		204,000
Conversion of convertible notes payable to common stock	1,000	1,846,000
Conversion of convertible notes payable to common stock (in shares)	1,526,001
Issuance of preferred stock and related warrants		845,000
Net and comprehensive loss			(7,807,000)
Balance Ending, Amount at Dec. 31, 2014	11,000	4,372,000	(9,490,000)
Balance Ending, Shares at Dec. 31, 2014	11,375,311
Interest on preferred stock		(50,000)
Accretion of stock issuance costs		(43,000)
Stock-based compensation		99,000
Issuance of common stock due to exercise of options and release of awards		38,000
Issuance of common stock due to exercise of options and release of awards (in shares)	40,105
Net and comprehensive loss			(1,144,000)
Balance Ending, Amount at Jan. 31, 2015	$ 11,000	$ 4,416,000	$ (10,634,000)
Balance Ending, Shares at Jan. 31, 2015	11,415,416